DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 563
Unrealized losses	(460)
Net Change	(103)	$ 146
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	137
Unrealized losses	(90)
Net Change	(47)	(23)
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	205
Unrealized losses	(215)
Net Change	10	(419)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	0
Unrealized losses	(32)
Net Change	32	296
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	221
Unrealized losses	(123)
Net Change	$ (98)	$ 292